Intangible Assets and Non-financial Assets Impairment - Summary of Development Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 135,950	₩ 105,684
Development in process	253,265	196,269
Development costs	389,215	301,953
Televisions [member]
Disclosure of development costs of intangible assets [line items]
Development completed	27,371	20,803
Development in process	73,667	49,773
I T [Member]
Disclosure of development costs of intangible assets [line items]
Development completed	31,935	51,784
Development in process	66,904	42,762
Mobile and Others [member]
Disclosure of development costs of intangible assets [line items]
Development completed	76,644	33,097
Development in process	₩ 112,694	₩ 103,734